Related-party transactions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jul. 31, 2023	Nov. 30, 2022
Disclosure of transactions between related parties [line items]
Key management personnel compensation	€ 1.5	€ 1.2
Vital Meat SAS
Disclosure of transactions between related parties [line items]
Provision of services, transfer of assets		€ 1.0
Research Tax Credit | BPI France
Disclosure of transactions between related parties [line items]
Borrowings				€ 1.4
Research Tax Credit | BPI France | Rendering of services, related party transactions
Disclosure of transactions between related parties [line items]
Borrowings, percentage of receivables			80.00%